Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Interbank Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transfers:
Net changes of financial assets	$ 68,877	$ 162,997
Gross carrying Value
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	31,283	68,440
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	41,452	(37,704)
Write-off	0	0
Other adjustments	(4,557)	547
Gross carrying amount, Ending balance	68,178	31,283
Gross carrying Value | Corporate | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	31,283	68,440
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	41,452	(37,704)
Write-off	0	0
Other adjustments	(4,557)	547
Gross carrying amount, Ending balance	68,178	31,283
Gross carrying Value | Corporate | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Corporate | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
ECL Allowance
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	1	2
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	1	(1)
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	2	1
ECL Allowance | Corporate | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	1	2
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	1	(1)
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	2	1
ECL Allowance | Corporate | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Corporate | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	$ 0	$ 0